Commitment to purchase natural gas	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitment to purchase natural gas
22.	Commitment to purchase natural gas
The Company has an active GSA agreement (Gas Supply Agreement ) entered into with Yacimentos Petroliferos Fiscales Bolivianos – YPFB to purchase certain minimum volumes of natural gas at prices linked to the international fuel oil price. This contract will be outstanding until all contracted volume has been delivered, based on an extension clause.
Thus, as of December 31, 2019, the total amount of the GSA for 2020 is nearly 11.01 billion cubic meters of natural gas (equivalent to 30.08 million cubic meters per day) and corresponds to a total estimated value of US$ 1.82 billion. Based on the aforementioned extension clause, the Company expects purchases to continue through October 2022, on the same volume basis according to current indicators, representing an estimated additional amount of US$ 5.6 billion, for the period from January 1, 2020 to October 30, 2022.